Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Relating To On Going Investigation Regarding The Source Of Funding [Member]
Commitments and Contingencies [Line Items]
Loss contingency accrual during the period value	¥ 92,900
Long Term Investees [Member]
Commitments and Contingencies [Line Items]
Contractual Obligation	¥ 85,000	¥ 0